Pension and Other Postretirement Benefits - Effect of One Percentage - Point Change in Assumed Health Care Cost Trend Rates (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Postemployment Benefits [Abstract]
Effect on total of service and interest cost components, 1% Increase	$ 133
Effect on postretirement benefit obligation, 1% Increase	3,203
Effect on total of service and interest cost components, 1% Decrease	(109)
Effect on postretirement benefit obligation, 1% Decrease	$ (2,640)